STOCK BASED AWARDS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Number of Shares
Outstanding, Balance	4,752,107
Outstanding, Balance	5,340,751	4,752,107
Exercisable, Balance	3,804,751	3,101,026
Weighted Average Exercise Price
Outstanding, Balance	$ 2.90
Outstanding, Balance	1.95	$ 2.90
Outstanding, Balance	$ 1.93	$ 3.40
Weighted Average Remaining Contractual Term
Outstanding, September 30, 2018	2 years 2 months 30 days	4 years 11 months 23 days
Equity Option [Member]
Number of Shares
Outstanding, Balance
Granted	2,184,450
Forfeited/Expired
Exercised
Outstanding, Balance	2,184,450
Exercisable, Balance	655,634
Weighted Average Exercise Price
Outstanding, Balance
Granted	0.73
Forfeited/Expired
Exercised
Outstanding, Balance	0.73
Outstanding, Balance	$ 0.74
Weighted Average Remaining Contractual Term
Granted	9 years 6 months 7 days
Outstanding, September 30, 2018	9 years 6 months 7 days
Exercisable, September 30, 2018	9 years 6 months 7 days